10-Q CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (26,902)	$ (27,396)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	23	7
Amortization of premiums and discounts on marketable securities	(1,234)	(19)
Change in fair value of preferred stock warrants	1,047	40
Share-based compensation expense	2,544	331
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(399)	75
Accounts payable	(3,955)	(2,201)
Accrued liabilities	(9,479)	2,831
Other assets	(1,377)	10
Net cash used in operating activities	(39,732)	(26,322)
Cash flows from investing activities
Purchases of marketable securities	(111,257)	(26,851)
Proceeds from maturities of marketable securities	31,000	0
Purchases of property and equipment	(133)	(30)
Net cash used in investing activities	(80,390)	(26,881)
Cash flows from financing activities
Proceeds from issuance of Series A, Series A-1, and Series B convertible preferred stock, net of issuance costs	0	82,976
Proceeds from issuance of common stock, net of issuance costs	49,824	0
Cash, cash equivalents, and restricted cash acquired in connection with the Merger	117,824	0
Merger transaction costs	(2,360)	0
Proceeds from exercises of stock options	3,843	203
Net cash provided by financing activities	169,131	83,179
Net increase (decrease) in cash	49,009	29,976
Cash and cash equivalents, beginning of the year	35,140	44,441
Cash and cash equivalents, end of the period	84,149	74,417
Supplemental cash flow information
Reclassification of warrant liability to equity	1,918	0
Prepaid expenses and other current assets assumed in the Merger	1,313	0
Accounts payable and accrued liabilities assumed in the Merger	2,950	0
Merger transaction costs included in accounts payable and accrued expenses	42	0
Right-of-use assets assumed in the Merger in exchange for operating lease liabilities	218	0
Right-of-use assets obtained in exchange for operating lease liabilities	1,218	190
Series A, A-1, And B Convertible Preferred Stock To Common Stock
Supplemental cash flow information
Conversion of stock to common stock	137,490	0
Class B Convertible Common Stock To Common Stock
Supplemental cash flow information
Conversion of stock to common stock	$ 5,900	$ 0